Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Earnings per share [abstract]
Average outstanding options excluded from calculation of diluted earnings per share	0	0	0	0